Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) [Line Items]
Operating loss carryforwards expiration, description	At December 31, 2022, the Company had unused net operating loss carryforwards of approximately $131,835,099 for income tax purposes, which expire between 2023 and 2027.
Unused net operating loss carryforwards (in Dollars)	$ 131,835,099
Net operating losses carryforwards (in Dollars)	25,506,592	$ 21,953,981	$ 10,974,429
Valuation allowance (in Dollars)	$ 16,007,067	$ 14,570,809
PRC statutory tax rate	25.00%	25.00%	25.00%
Percentage of preferential tax rate	15.00%
Statutory rate	25.00%
Hong Kong [Member]
Income Tax (Details) [Line Items]
Statutory rate	16.50%	16.50%	16.50%